Segmented Information and Major Customers	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Segment Reporting [Abstract]
Segmented Information and Major Customers
12.	Segmented Information and Major Customers

The Company’s activities are all in the one industry segment of medical and recreational cannabis. All of the Company’s revenue generating activities and capital assets relate to this segment and are located in the USA. During the three months ended 31 October 2019, no individual customer accounts for 10% or more of revenue (31 July 2019 – one major customers for 12% of revenues).

12.	Segmented Information and Major Customers

The Company’s activities are all in the one industry segment of medical and recreational cannabis. All of the Company’s revenue generating activities and capital assets relate to this segment and are located in the USA. During the year ended 31 July 2019, the Company relied on one major customer for 12% of its revenues (31 July 2018 – three major customers for 37% of revenues).